DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Discount rate applied to cash flow projections		3.50%	3.50%	3.50%	3.50%
Bank borrowings. letters of credit		$ 146,200,000		$ 178,900,000
Letter of credit, extension period	1 year	1 year
Bank borrowings. letters of credit		$ 146,200,000		178,900,000
Bank short-term deposits		1,200,000		165,400,000
MARA Project
Disclosure of fair value measurement of liabilities [line items]
Bank short-term deposits				55,600,000
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of fair value measurement of liabilities [line items]
Provision for decommissioning, restoration and rehabilitation costs		377,200,000		392,700,000		$ 220,400,000
Undiscounted Value of Liabilities		$ 547,000,000		$ 527,100,000
Provision for decommissioning, restoration and rehabilitation costs | Bottom of range [member]
Disclosure of fair value measurement of liabilities [line items]
Discount rate applied to cash flow projections		0.37%	0.37%	0.08%	0.08%
Provision for decommissioning, restoration and rehabilitation costs | Top of range [member]
Disclosure of fair value measurement of liabilities [line items]
Discount rate applied to cash flow projections		131.96%	131.96%	52.76%	52.76%
Canadian Malartic
Disclosure of fair value measurement of liabilities [line items]
Bank borrowings. letters of credit		$ 71,400,000	$ 90.5	$ 66,400,000	$ 84.6
Bank borrowings. letters of credit		71,400,000	$ 90.5	66,400,000	$ 84.6
U.S.
Disclosure of fair value measurement of liabilities [line items]
Bank borrowings. letters of credit		13,600,000		13,700,000
Bank borrowings. letters of credit		13,600,000		13,700,000
Chile
Disclosure of fair value measurement of liabilities [line items]
Bank borrowings. letters of credit		34,100,000		20,100,000
Bank borrowings. letters of credit		$ 34,100,000		$ 20,100,000